Nature of Business	12 Months Ended
Dec. 31, 2018
Nature Of Business [Abstract]
Nature of Business
1.	NATURE OF BUSINESS

The Stars Group Inc. (“The Stars Group” or the “Corporation”) is a global leader in the online and mobile gaming and interactive entertainment industries, entertaining millions of customers across its online real- and play-money poker, gaming and betting product offerings. The Stars Group offers these products directly or indirectly under several ultimately owned or licensed gaming and related consumer businesses and brands, including, among others, PokerStars, PokerStars Casino, BetStars, Full Tilt, BetEasy, Sky Bet, Sky Vegas, Sky Casino, Sky Bingo, Sky Poker, and Oddschecker, as well as live poker tour and events brands, including the PokerStars Players No Limit Hold’em Championship, European Poker Tour, PokerStars Caribbean Adventure, Latin American Poker Tour, Asia Pacific Poker Tour, PokerStars Festival and PokerStars MEGASTACK.

As at December 31, 2018, The Stars Group had three reportable segments, the international business (“International”), the United Kingdom business (“United Kingdom”) and the Australian business (“Australia”), each as described below, as well as a corporate cost center (“Corporate”). There are up to four major lines of operations within the Corporation’s reportable segments, as applicable: real-money online poker (“Poker”), real-money online betting (“Betting”), real-money online casino gaming and bingo (“Gaming”), and other gaming-related revenue, including, without limitation, from social and play-money gaming, live poker events, branded poker rooms, Oddschecker and other nominal sources of revenue (“Other”). As it relates to these lines of operations, online revenue includes revenue generated through the Corporation’s real-money online, mobile and desktop client platforms, as applicable.

The Stars Group’s primary business and main source of revenue is its online gaming businesses. These currently consist of the operations of Stars Interactive Holdings (IOM) Limited and its subsidiaries and affiliates (collectively, “Stars Interactive Group”), which it acquired in August 2014 (the ‘‘Stars Interactive Group Acquisition’’), the operations of Cyan Blue Topco Limited and its subsidiaries and affiliates (collectively, “Sky Betting & Gaming” or “SBG”), which it acquired in July 2018 (the “SBG Acquisition”), and TSG Australia Pty Ltd (formerly CrownBet Holdings Pty Limited) and its subsidiaries and affiliates, including TSGA Holdco Pty Limited (formerly William Hill Australia Holdings Pty Ltd) and its subsidiaries and affiliates (“TSGA” and where the context requires, collectively, “BetEasy”), which it acquired an 80% equity interest in between February 2018 and April 2018 (BetEasy acquired TSGA in April 2018) (collectively, the “Australian Acquisitions”). The Stars Interactive Group is headquartered in the Isle of Man and operates globally; SBG is headquartered in and primarily operates in the United Kingdom; and BetEasy is headquartered in and primarily operates in Australia.

The International segment currently includes the Stars Interactive Group business, and operates across all lines of operations and in various jurisdictions around the world, including the United Kingdom, under the brands identified above in this note 1; the United Kingdom segment currently consists of the business operations of Sky Betting & Gaming, including those outside of the United Kingdom, and operates across all lines of operations primarily in the United Kingdom; and the Australia segment currently consists of the business operations of BetEasy, and operates within the Betting line of operation and primarily in Australia under the BetEasy brand. Prior segmental results for the year ended December 31, 2017 have been recast to be presented in a manner consistent with the changed reporting segments. See note 7.

The Stars Group was incorporated on January 30, 2004 under the Companies Act (Quebec) and continued under the Business Corporations Act (Ontario) on August 1, 2017. The registered head office is located at 200 Bay Street, South Tower, Suite 3205, Toronto, Ontario, Canada, M5J 2J3 and its common shares (“Common Shares”) are listed on the Toronto Stock Exchange (the “TSX”) under the symbol “TSGI”, and the Nasdaq Global Select Market (“Nasdaq”) under the symbol “TSG”.

For reporting purposes, the Corporation prepares its consolidated financial statements in U.S. dollars. Unless otherwise indicated, all dollar (“$”) amounts and references to “USD” or “USD $” in these consolidated financial statements are expressed in U.S. dollars. References to ‘‘EUR’’ or “€” are to European Euros, references to ‘‘CDN’’ or “CDN $” are to Canadian dollars, references to “GBP” or “₤” are to British Pound Sterling and references to “AUD” or “AUD $” are to Australian dollars. Unless otherwise indicated, all references to a specific “note” refer to these notes to the consolidated financial statements of the Corporation for the year ended December 31, 2018. References to “IFRS” and “IASB” are to International Financial Reporting Standards and the International Accounting Standards Board, respectively.